SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥)
Accounts receivable - a related party, net	¥ 9,447,148	$ 1,447,839	¥ 12,501,982
Accounts receivable - third parties, net	228,892,662	35,079,335	206,629,418
Amounts due from related parties	6,275,229	961,721	6,445,606
Amounts due to related parties	¥ 2,813,041	$ 431,117	¥ 3,180,095
Foreign Currency Translation [Abstract]
Convenience translation rate | $ / ¥	6.5250	6.5250
Reclassification from accounts receivable, net to accounts receivable - related party, net
Accounts receivable - a related party, net	¥ 12,500,000
Reclassification from accounts receivable, net to accounts receivable - third parties, net
Accounts receivable - third parties, net	206,600,000
Reclassification from prepayments and other current assets to amounts due from related parties
Amounts due from related parties	3,900,000
Reclassification from accounts payable to amounts due to related parties
Amounts due to related parties	¥ 3,200,000